Restatement of Financial Statements (Details Narrative) (10-K) - $ / shares	Dec. 31, 2019	Sep. 30, 2019
Warrant exercisable price per share	$ 11.50
Public Warrants [Member]
Aggregate warrants		11,500,000
Public Warrants [Member] | Class A Common Stock [Member]
Warrant exercisable price per share		$ 11.50
Private Warrants [Member]
Aggregate warrants		6,100,000
Private Warrants [Member] | Class A Common Stock [Member]
Warrant exercisable price per share		$ 11.50